Notes to the statement of financial position - Trade receivables, other financial assets, aging of accounts receivable (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	€ 195,341	€ 190,503
Impaired receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	4,353	2,497
Impaired receivables | Gross amount (before impairment losses and allowances)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	8,706	9,773
Impaired receivables | Impairment provision (including allowances)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	(4,353)	(7,276)
Unimpaired receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	190,988	188,006
Not due | Not due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	179,048	173,722
Past due by | Up to 3 months
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	11,476	13,888
Past due by | 3 to 6 months
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	394	150
Past due by | 6 to 9 months
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	37	70
Past due by | 9 to 12 months
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	4	53
Past due by | More than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	€ 29	€ 123